Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income attributable to common shareholders	$ 233,239	$ 221,300	$ 196,563
Income from discontinued operations	19,355	18,429	14,726
Income from continuing operations	213,884	202,871	181,837
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	126,535	123,985	116,180
Deferred income taxes	31,477	26,699	77,217
Provision for doubtful accounts	5,838	4,708	4,785
Share-based compensation	6,819	5,066	5,550
Gain on sale of utility system		(1,025)
Gain on sale of other assets	4	(148)	(1,090)
Net decrease ( increase) in receivables, inventory and prepayments	(20,299)	4,466	(4,937)
Net increase(decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	470	(13,425)	12,815
Decrease (increase) in income taxes receivable	7,873	8,209	(16,082)
Other	(7,713)	4,003	(452)
Operating cash flows from continuing operations	364,888	365,409	375,823
Operating cash flows from (used in) discontinued operations, net	(1,100)	2,410	(7,416)
Net cash flows from operating activities	363,788	367,819	368,407
Cash flows from investing activities:
Property, plant and equipment additions, including the debt component of allowance for funds used during construction of $1,494, $1,742, and $3,954	(328,605)	(307,908)	(347,098)
Acquisitions of utility systems and other, net	(14,616)	(14,997)	(121,248)
Release of funds previously restricted for construction activity		23,531	67,498
Additions to funds restricted for construction activity		(6)	(2,165)
Net proceeds from the sale of utility system and other assets	558	5,315	3,819
Investment in joint venture		(14,700)	(33,856)
Other	279	76	(1,512)
Investing cash flows used in continuing operations	(342,384)	(308,689)	(434,562)
Investing cash flows from discontinued operations, net	49,883	87,126	69,887
Net cash flows used in investing activities	(292,501)	(221,563)	(364,675)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	6,064	5,114	6,821
Repayments of customers' advances for construction	(4,028)	(4,303)	(5,958)
Net repayments of short-term debt	(18,342)	(43,643)	(27,388)
Proceeds from long-term debt	317,699	263,834	300,109
Repayments of long-term debt	(253,192)	(300,323)	(202,203)
Change in cash overdraft position	(322)	9,872	(10,929)
Proceeds from issuing common stock		10,290	13,190
Proceeds from exercised stock options	7,296	25,698	14,598
Share-based compensation windfall tax benefits	1,422	2,420
Repurchase of common stock	(15,756)	(12,823)	(1,464)
Dividends paid on common stock	(112,106)	(102,889)	(93,423)
Other	(793)
Financing cash flows used in continuing operations	(72,058)	(146,753)	(6,647)
Financing cash flows (used in) from discontinued operations, net	(149)	34	232
Net cash flows used in financing activities	(72,207)	(146,719)	(6,415)
Net decrease in cash and cash equivalents	(920)	(463)	(2,683)
Cash and cash equivalents at beginning of year	5,058	5,521	8,204
Cash and cash equivalents at end of year	4,138	5,058	5,521
Interest, net of amounts capitalized	72,441	75,452	74,152
Income taxes	$ 4,348	$ 6,995	$ 9,319